Significant Accounting Policies and Basis of Presentation (Details) - Schedule of Consolidated Balance Sheet	Dec. 31, 2021 USD ($)
Previously Reported [Member]
Schedule of Consolidated Financial Statements Contained in the Company Registration Statement [Line Items]
Refundable income tax
Total assets	6,137,625
Accumulated deficit	(1,523,661)
Total stockholder’s deficit	(1,061,230)
Total liabilities and stockholder’s deficit	6,137,625
Restatement Impacts [Member]
Schedule of Consolidated Financial Statements Contained in the Company Registration Statement [Line Items]
Refundable income tax	192,139
Total assets	192,139
Accumulated deficit	192,139
Total stockholder’s deficit	192,139
Total liabilities and stockholder’s deficit	192,139
Restated [Member]
Schedule of Consolidated Financial Statements Contained in the Company Registration Statement [Line Items]
Refundable income tax	192,139
Total assets	6,329,764
Accumulated deficit	(1,331,522)
Total stockholder’s deficit	(869,091)
Total liabilities and stockholder’s deficit	$ 6,329,764